REDEEMABLE PREFERRED STOCK (Details) - USD ($)			1 Months Ended
	Jun. 23, 2014	Nov. 28, 2011	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	May 31, 2011	Mar. 31, 2016
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized				1,000,000									1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001									$ 0.001		$ 0.001
Conversion of Stock, Shares Issued			54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334	59,267
Series A Preferred Stock [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized				200									184.4	200	200
Preferred Stock, Liquidation Preference, Value														$ 5,000
Preferred Stock, Dividend Rate, Percentage														5.00%
Preferred Stock, Par or Stated Value Per Share														$ 5,000
Preferred Stock, Dividend Payment Terms														payable quarterly
Preferred Stock, Voting Rights														no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series A preferred stock, the Company cannot, (a) alter or change adversely the powers, preferences or rights
Preferred Stock, Redemption Terms														The Series A preferred stock is mandatorily redeemable on December 31, 2014 (as modified) at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends. If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid
Preferred Stock, Redemption Date														Dec. 31, 2014
Preferred Stock Redemption, Percentage														14.00%
Preferred Stock, Redemption Price Per Share														$ 1.84
Conversion of Stock, Shares Issued	577,901
Conversion of Stock, Amount Converted	$ 141,331
Series B Preferred Stock [Member]
REDEEMABLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Shares Authorized		600		600									177.5		600
Preferred Stock, Liquidation Preference, Value		$ 5,000
Preferred Stock, Dividend Rate, Percentage		5.00%
Preferred Stock, Par or Stated Value Per Share		$ 5,000
Preferred Stock, Dividend Payment Terms		payable quarterly
Preferred Stock, Voting Rights		no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series B preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights
Preferred Stock, Redemption Terms		The Series B preferred stock is mandatorily redeemable on December 31, 2014 at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends. If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid.
Preferred Stock, Redemption Date		Dec. 31, 2014
Preferred Stock Redemption, Percentage		14.00%
Preferred Stock, Redemption Price Per Share		$ 2.02
Conversion of Stock, Shares Issued	493,818
Conversion of Stock, Amount Converted	$ 110,026